Business Segments and Enterprise-Wide Information (Schedule Of Contributions By Major Customers) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Wal-Mart Stores Inc. [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	15.50%	15.20%	16.00%
Walgreen Co. [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	13.80%	14.70%	16.10%
The Kroger Company [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue contributed by major customers	9.80%	10.00%	10.70%